PBF HOLDING COMPANY LLC

PBF FINANCE CORPORATION

ONE SYLVAN WAY, SECOND FLOOR

PARSIPPANY, NEW JERSEY 07054

September 8, 2017

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	PBF Holding Company LLC
PBF Finance Corporation
Registration Statement on Form S-4
File No. 333-

Ladies and Gentlemen:

This letter supplements the Registration Statement on Form S-4 (the “Registration Statement”) of PBF Holding Company LLC and PBF Finance Corporation (together, the “Issuers”), with respect to an offer to exchange (the “Exchange Offer”) the Issuers’ 7.25% Senior Notes, which were originally issued on May 30, 2017 (the “Old Notes”), for new notes (the “New Notes”) with terms substantially identical to the Old Notes but which have been registered under the Securities Act of 1933, as amended (the “Securities Act”). In connection with the Registration Statement, the Issuers hereby confirm and represent as follows:

1.	The Issuers are registering the Exchange Offer in reliance on the Staff’s position and representations set forth in Shearman & Sterling, SEC No-Action Letter (available July 2, 1993), Morgan Stanley & Co., Inc., SEC No-Action Letter (available June 5, 1991), and Exxon Capital Holding Corp., SEC No-Action Letter (available May 13, 1988) (together, the “No Action Letters”).

2.	The Issuers have not entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and, to the best of the Issuers’ knowledge and belief, each person participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer. In this regard, the Issuers will make each person participating in the Exchange Offer aware (through the prospectus or the letter of transmittal) that, if such person is tendering Old Notes in the Exchange Offer with the intention of participating in any manner in a distribution of the New Notes, such person (i) cannot rely on the Staff position enunciated in the No Action Letters or interpretative letters to similar effect and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act, in connection with a secondary resale transaction. The Issuers acknowledge that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the New Notes should be covered by an effective registration statement containing the selling security holder information required by Item 507 or Item 508, as applicable, of Regulation S-K.

3.	The Issuers will make each person participating in the Exchange Offer aware (through the prospectus or the letter of transmittal) that any broker-dealer that will receive New Notes for its own account in exchange for Old Notes that were acquired as a result of market-making activities or other trading activities may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such New Notes.

4.	Neither the Issuers nor any of its affiliates have entered into any arrangement or understanding with any broker-dealer to distribute the New Notes.

5.

The Issuers will include in the letter of transmittal to be acknowledged by an exchange offeree in order to participate in the Exchange Offer a provision to the effect that if the exchange offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market-making activities or other trading activities, such broker-dealer will acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of New Notes received in respect of such Old Notes pursuant to the Exchange Offer. The letter of transmittal also will include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

* * * *

In connection with the above, the Issuers acknowledge that:

1. The Issuers are responsible for the adequacy and accuracy of the disclosure in the filing;

2. Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3. The Issuers may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to call me at (973) 455-7500, or Todd E. Lenson of Stroock & Stroock & Lavan LLP at (212) 806-5793 with any questions or further comments you may have regarding this filing.

Sincerely,

/s/ Trecia M. Canty
Name: Trecia M. Canty
Title: Senior Vice President, General Counsel and Secretary